Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000004223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Jamestown Equity Fund (The)
C000004216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Government Street Equity Fund (The)
C000004221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Government Street Opportunities Fund (The)
C000004218
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davenport Core Leaders Fund
C000094748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davenport Value & Income Fund
C000094749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davenport Equity Opportunities Fund
C000150331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davenport Small Cap Focus Fund
C000164143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davenport Balanced Income Fund
C000246245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davenport Insider Buying Fund
Without Sales Load [Member] | C000004223
Average Annual Return [Line Items]
Average Annual Return, Percent	19.91%		12.30%	13.76%
Without Sales Load [Member] | C000004216
Average Annual Return [Line Items]
Average Annual Return, Percent	22.14%		13.03%	14.39%
Without Sales Load [Member] | C000004221
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		10.39%	12.64%
Without Sales Load [Member] | C000004218
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%		8.88%	11.43%
Without Sales Load [Member] | C000094748
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%		6.91%	8.42%
Without Sales Load [Member] | C000094749
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.58%)		3.78%	9.44%
Without Sales Load [Member] | C000150331
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%		2.20%	10.18%
Without Sales Load [Member] | C000164143
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		4.73%	5.84%
Without Sales Load [Member] | C000246245
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%	7.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.09%		10.87%	13.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%		12.06%	14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%		12.06%	14.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.80%	18.08%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.35%		6.92%	10.58%
Bloomberg 500 Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 500 Index
Average Annual Return, Percent	17.84%		11.71%	14.27%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Index
Average Annual Return, Percent	18.71%		11.07%	11.45%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.87%		9.43%	10.58%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent	16.07%		7.41%	11.33%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.98%		7.26%	10.91%
Bloomberg US 2000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Index
Average Annual Return, Percent	25.63%		4.27%	10.26%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.72%		3.77%	9.88%
60% Bloomberg US 1000 Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%		7.30%	7.91%
60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%		6.32%	7.37%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%		1.33%	2.04%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%		11.07%	11.45%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%		9.43%	10.58%
Bloomberg 500 Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 500 Index
Average Annual Return, Percent	17.84%	18.06%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.87%	16.50%